Basis of Presentation - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Basis Of Presentation [Line Items]
Cost of ship management services	$ 8,600,000		$ 17,700,000
Vessel operating expenses	185,962,000	181,205,000	356,570,000	358,127,000
General and administrative expenses [Member]
Basis Of Presentation [Line Items]
Vessel operating expenses	$ 9,300,000		$ 19,300,000